Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Additional Textual) [Abstract]
Expiration period of net operating loss carryforwards	through 2031
Reduction in operating loss carryforwards	$ 74
Increase in valuation allowance	8.9	5.1
US [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards	96.5
Non-US [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards	$ 24.4